Accounts and Other Receivables - Summary of Aging Analysis of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	₩ 42,291	₩ 11,945	₩ 5,414
Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	744	755	207
Receivables Not Past Due | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	42,146	11,797	5,267
Receivables Not Past Due | Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	698	710	160
Past Due but Not Impaired | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	22	22	22
Impaired | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	123	126	125
Impaired | Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	₩ 46	₩ 45	₩ 47